Plants, Equipment And Facilities (Summary Of Depreciable Lives Of Assets) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Buildings [Member] | Composite Depreciation [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives of assets		31 years
Buildings [Member] | Minimum [Member] | Straight Line Depreciation [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives of assets	10 years	20 years
Buildings [Member] | Maximum [Member] | Straight Line Depreciation [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives of assets	38 years	33 years
Machinery and equipment [Member] | Minimum [Member] | Composite Depreciation [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives of assets		5 years
Machinery and equipment [Member] | Minimum [Member] | Straight Line Depreciation [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives of assets	5 years	3 years
Machinery and equipment [Member] | Maximum [Member] | Composite Depreciation [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives of assets		18 years
Machinery and equipment [Member] | Maximum [Member] | Straight Line Depreciation [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives of assets	30 years	15 years